Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Documentand Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	ACTS
Entity Registrant Name	ACTIONS SEMICONDUCTOR CO., LTD.
Entity Central Index Key	0001342068
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	516,000,000